Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Trade and other receivables [abstract]
Sale, leases and services receivables	$ 15,728	$ 16,127
Less: Allowance for doubtful accounts	(805)	(312)
Total trade receivables	14,923	15,815
Prepaid expenses	3,734	2,532
Borrowings, deposits and other debit balances	2,289	2,378
Advances to suppliers	733	825
Tax credits	355	216
Others	1,055	472
Total other receivables	8,166	6,423
Total trade and other receivables	23,089	22,238
Non-current	8,142	4,974
Current	14,947	17,264
Total	$ 23,089	$ 22,238